                               United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4539

                     (Investment Company Act File Number)

                  Federated Adjustable Rate Securities Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/05

             Date of Reporting Period: Fiscal year ended 8/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

ANNUAL SHAREHOLDER REPORT

August 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Income From Investment Operations:
Net investment income	0.24	0.16	0.21	0.35	0.57
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	(0.04)	0.04	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.12	0.17	0.39	0.66
Less Distributions:
Distributions from net investment income	(0.23)	(0.16)	(0.21)	(0.35)	(0.57)
Net Asset Value, End of Period	$9.52	$9.55	$9.59	$9.63	$9.59
Total Return [1]	2.15%	1.31%	1.76%	4.09%	7.18%

Ratios to Average Net Assets:
Net expenses	0.61%	0.61%	0.61%	0.61%	0.58%
Net investment income	2.43%	1.74%	2.18%	3.58%	6.00%
Expense waiver/reimbursement [2]	0.45%	0.41%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,238	$245,353	$362,518	$336,567	$241,461
Portfolio turnover	22%	77%	72%	64%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Income From Investment Operations:
Net investment income	0.21	0.14	0.19	0.32	0.55
Net realized and unrealized gain (loss) on investments	(0.03)	(0.04)	(0.05)	0.04	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.10	0.14	0.36	0.64
Less Distributions:
Distributions from net investment income	(0.21)	(0.14)	(0.18)	(0.32)	(0.55)
Net Asset Value, End of Period	$9.52	$9.55	$9.59	$9.63	$9.59
Total Return [1]	1.90%	1.05%	1.51%	3.83%	6.91%

Ratios to Average Net Assets:
Net expenses	0.86%	0.86%	0.86%	0.86%	0.83%
Net investment income	2.16%	1.47%	1.93%	3.31%	5.72%
Expense waiver/reimbursement [2]	0.45%	0.41%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,954	$29,870	$80,248	$54,472	$34,266
Portfolio turnover	22%	77%	72%	64%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,011.80	$3.09
Institutional Service Shares	$1,000	$1,010.60	$4.36
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.13	$3.11
Institutional Service Shares	$1,000	$1,020.87	$4.38

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.61%
Institutional Service Shares	0.86%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 2.15% for the Institutional Shares and 1.90% for the Institutional Service Shares. The Institutional Shares total return consisted of 2.46% taxable dividends and (0.31)% depreciation in the net asset value. The Merrill Lynch 1-Year U.S. Treasury Note Index (Index), 1 a performance benchmark for the fund, returned 1.63%. The fund's total return reflected actual cashflows, transaction costs and other expenses not reflected in the total return of the Index.

During the 12-month reporting period, the fund's investment strategy focused on: (a) the selection of securities with advantageous income characteristics; and (b) the effective duration of the portfolio. 2

The following discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

Over the 12-month reporting period the Federal Open Market Committee increased short-term interest rates by 25 basis points on eight separate occasions, bringing the rate to 3.50% at the fund's fiscal year end. Short- and intermediate-term interest rates also increased, resulting in price declines for these maturities. For example, 2-year Treasury yields increased 1.42% to 3.81% at period end, resulting in price declines for notes with 2-year maturities. 3

SECURITY SELECTION

Security selection focused on constructing a portfolio that was responsive to changes in short-term interest rates in order to capture increasing yields. Significant holdings of monthly adjustable collateralized mortgage obligations and annually resetting adjustable rate mortgage securities allowed coupons to reset upward in accordance with changes in short-term interest rates, resulting in greater income relative to the Index.

DURATION

Although the fund does not target its portfolio's duration, throughout the reporting period, the portfolio's duration was shorter than the Index. As short-term yields increased, the fund's price performance exceeded that of the Index, helping the fund's performance relative to the Index.

1 The Index is an index tracking U.S. government securities. The Index is unmanaged, and unlike the fund is not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Adjustable Rate Securities Fund (Institutional Shares) (the "Fund") from August 31, 1995 to August 31, 2005, compared to the Merrill Lynch 1-Year Treasury Index (ML1T). 2

Average Annual Total Returns for the Period Ended 8/31/2005
1 Year	2.15%
5 Years	3.28%
10 Years	4.43%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking U.S. government securities and is not adjusted to reflect expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Adjustable Rate Securities Fund (Institutional Service Shares) (the "Fund") from August 31, 1995 to August 31, 2005, compared to the Merrill Lynch 1-Year Treasury Index (ML1T). 2

Average Annual Total Returns for the Period Ended 8/31/2005
1 Year	1.90%
5 Years	3.02%
10 Years	4.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking U.S. government securities and is not adjusted to reflect expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	82.5%
U.S. Government Agency Mortgage-Backed Securities	11.0%
Non-Agency Mortgage-Backed Securities	4.7%
Repurchase Agreements--Cash	0.8%
Other Assets and Liabilities--Net [2]	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2005

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--82.5%
	Federal Home Loan Mortgage Corp. ARM--25.3%
$570,045	3.581%, 3/1/2030	$578,400
448,819	4.342%, 9/1/2020	455,810
5,233,498	4.385%, 9/1/2028	5,321,387
378,169	4.395%, 7/1/2026	386,263
2,900,921	4.577%, 4/1/2029	2,959,446
8,560,199	4.620%, 7/1/2021	8,739,591
7,129,033	4.736%, 2/1/2022 - 4/1/2029	7,294,592
2,459,830	4.787%, 7/1/2030	2,514,890
459,202	4.818%, 1/1/2023	465,115
3,140,329	4.850%, 2/1/2031	3,215,064
5,306,061	4.935%, 7/1/2030	5,449,486
1,708,218	4.944%, 9/1/2030	1,741,201
1,803,303	4.990%, 4/1/2027	1,841,500
1,657,702	5.041%, 6/1/2032	1,686,972
723,404	5.112%, 9/1/2032	739,410
3,904,332	5.460%, 7/1/2027	3,997,690
	TOTAL	47,386,817
	Federal National Mortgage Association ARM--54.1%
683,191	3.757%, 1/1/2020	685,806
665,875	3.808%, 10/1/2034	670,728
1,243,135	3.872%, 5/1/2018	1,242,233
2,017,699	3.970%, 7/1/2034	2,008,436
5,386,382	3.973%, 12/1/2034	5,439,823
4,708,318	4.011%, 8/1/2034	4,740,996
677,403	4.095%, 10/1/2033	691,754
1,210,144	4.115%, 1/1/2035	1,207,274
11,319,436	4.137%, 5/1/2040 - 9/1/2040	11,413,759
2,125,788	4.293%, 5/1/2036	2,134,947
6,484,523	4.341%, 9/1/2028	6,570,913
1,430,303	4.381%, 5/1/2036	1,436,124
Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$2,298,495	4.393%, 6/1/2033	$2,294,196
2,635,961	4.485%, 2/1/2033	2,683,353
1,019,029	4.520%, 11/1/2027	1,031,587
5,051,857	4.552%, 5/1/2027	5,135,670
1,415,222	4.578%, 2/1/2021	1,449,034
10,675,706	4.596%, 5/1/2027	10,898,908
842,774	4.615%, 2/1/2019	866,077
5,138,075	4.656%, 1/1/2032	5,262,922
1,015,296	4.665%, 9/1/2018	1,043,776
3,098,536	4.666%, 2/1/2025	3,174,368
1,506,575	4.669%, 9/1/2021	1,541,271
286,672	4.721%, 3/1/2029	292,850
969,584	4.744%, 5/1/2018	989,955
2,866,967	4.891%, 1/1/2026	2,957,277
785,954	4.892%, 10/1/2016	804,425
617,646	4.895%, 2/1/2020	631,641
2,644,417	4.961%, 10/1/2025	2,731,115
12,533,172	4.975%, 12/1/2032	12,933,212
2,148,856	5.030%, 11/1/2019	2,213,205
2,739,095	5.051%, 4/1/2030	2,817,128
1,057,191	5.334%, 7/1/2027	1,087,384
270,283	6.486%, 10/1/2028	274,414
	TOTAL	101,356,561
	Government National Mortgage Association ARM--3.1%
1,075,956	3.750%, 7/20/2023 - 9/20/2023	1,101,920
854,064	4.125%, 11/20/2023 - 10/20/2029	868,286
291,136	4.250%, 1/20/2030	295,094
3,488,593	4.375%, 1/20/2022 - 5/20/2029	3,549,420
	TOTAL	5,814,720
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $155,281,179)	154,558,098
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--14.1%
	Federal Home Loan Mortgage Corp. REMIC--2.0%
$867,815	REMIC 2396 FM, 4.021%, 12/15/2031	$872,779
973,074	REMIC 2585 FD, 4.071%, 12/15/2032	980,744
1,025,342	REMIC 2451 FB, 4.121%, 3/15/2032	1,032,876
862,257	REMIC 2396 FL, 4.171%, 12/15/2031	870,878
	TOTAL	3,757,277
	Federal National Mortgage Association REMIC--7.4%
749,865	REMIC 2002-58 LF, 4.041%, 1/25/2029	751,551
456,578	REMIC 2002-50 FH, 4.041%, 12/25/2029	457,258
869,001	REMIC 2003-21 FK, 4.041%, 3/25/2033	874,047
2,168,152	REMIC 2002-82 FK, 4.091%, 10/25/2031	2,179,366
4,275,014	REMIC 2002-52 FG, 4.141%, 9/25/2032	4,311,901
1,102,547	REMIC 2003-24 FA, 4.141%, 4/25/2033	1,111,376
3,122,004	REMIC 1995-17 B, 4.143%, 2/25/2025	3,194,079
1,037,942	REMIC 2002-41 F, 4.191%, 7/25/2032	1,047,792
	TOTAL	13,927,370
	Non-Agency Mortgage--4.7%
1,962,086	Bank of America Mortgage Securities 2003-2, Class 2A1, 4.141%, 4/25/2018	1,961,607
2,582,625	Countrywide Home Loans 2003-15, Class 1A1, 4.141%, 6/25/2018	2,582,625
2,246,525	Residential Asset Securitization Trust 2003-A1, Class A2, 4.141%, 3/25/2033	2,250,993
2,000,000	Washington Mutual Inc., Class A6, 3.695%, 6/25/2033	1,967,062
	TOTAL	8,762,287
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,336,559)	26,446,934
	MORTGAGE-BACKED SECURITIES--1.6%
2,800,790	Federal National Mortgage Association, 6.000%, 3/1/2035	2,867,965
11,054	Federal National Mortgage Association, 12.000%, 3/1/2013	12,972
73,212	Government National Mortgage Association, 8.500%, 1/15/2030	78,994
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,953,160)	2,959,931
Principal Amount		Value
	REPURCHASE AGREEMENT--0.8%
$1,439,000	Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was $1,530,000,000 (at amortized cost)	$1,439,000
	TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $186,009,898) [1]	185,403,963
	OTHER ASSETS AND LIABILITIES - NET--1.0%	1,787,594
	TOTAL NET ASSETS--100%	$187,191,557

1 The cost of investments for federal tax purposes amounts to $186,009,898.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2005

Assets:
Total investments in securities, at value (identified cost $186,009,898)		$185,403,963
Cash		708
Income receivable		2,441,397
Receivable for shares sold		40,249
TOTAL ASSETS		187,886,317
Liabilities:
Payable for shares redeemed	$360,950
Income distribution payable	272,151
Payable for transfer and dividend disbursing agent fees and expenses	23,493
Payable for Directors'/Trustees' fees	3,332
Payable for shareholder services fees (Note 5)	3,551
Accrued expenses	31,283
TOTAL LIABILITIES		694,760
Net assets for 19,653,297 shares outstanding		$187,191,557
Net Assets Consist of:
Paid-in capital		$194,307,816
Net unrealized depreciation of investments		(605,935)
Accumulated net realized loss on investments		(6,549,282)
Undistributed net investment income		38,958
TOTAL NET ASSETS		$187,191,557
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$174,237,777 ÷ 18,293,278 shares outstanding, no par value, unlimited shares authorized		$9.52
Institutional Service Shares:
$12,953,780 ÷ 1,360,019 shares outstanding, no par value, unlimited shares authorized		$9.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2005

Investment Income:
Interest			$7,508,595
Expenses:
Investment adviser fee (Note 5)		$1,481,313
Administrative personnel and services fee (Note 5)		198,099
Custodian fees		23,050
Transfer and dividend disbursing agent fees and expenses		89,158
Directors'/Trustees' fees		14,246
Auditing fees		17,891
Legal fees		5,780
Portfolio accounting fees		73,547
Distribution services fee--Institutional Service Shares (Note 5)		61,694
Shareholder services fee--Institutional Shares (Note 5)		555,520
Shareholder services fee--Institutional Service Shares (Note 5)		61,115
Share registration costs		40,538
Printing and postage		21,004
Insurance premiums		9,976
Miscellaneous		28,122
TOTAL EXPENSES		2,681,053
Waivers (Note 5):
Waiver of investment adviser fee	$(474,655)
Waiver of administrative personnel and services fee	(9,972)
Waiver of distribution services fee--Institutional Service Shares	(61,694)
Waiver of shareholder services fee--Institutional Shares	(555,520)
TOTAL WAIVERS		(1,101,841)
Net expenses			1,579,212
Net investment income			5,929,383
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(320,207)
Net change in unrealized depreciation of investments			(484,849)
Net realized and unrealized loss on investments			(805,056)
Change in net assets resulting from operations			$5,124,327

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,929,383	$8,648,462
Net realized loss on investments	(320,207)	(1,933,703)
Net change in unrealized appreciation/depreciation of investments	(484,849)	(319,944)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,124,327	6,394,815
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,360,316)	(7,915,157)
Institutional Service Shares	(531,215)	(759,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,891,531)	(8,674,536)
Share Transactions:
Proceeds from sale of shares	40,198,295	374,950,219
Net asset value of shares issued to shareholders in payment of distributions declared	2,465,880	2,494,592
Cost of shares redeemed	(129,928,645)	(542,707,796)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(87,264,470)	(165,262,985)
Change in net assets	(88,031,674)	(167,542,706)
Net Assets:
Beginning of period	275,223,231	442,765,937
End of period (including undistributed net investment income of $38,958 and $1,106, respectively)	$187,191,557	$275,223,231

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2005

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,846,726	$36,723,292	35,438,893	$339,876,039
Shares issued to shareholders in payment of distributions declared	234,991	2,241,881	212,552	2,035,956
Shares redeemed	(11,469,883)	(109,385,704)	(47,781,791)	(456,947,919)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,388,166)	$(70,420,531)	(12,130,346)	$(115,035,924)

Year Ended August 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	364,356	$3,475,003	3,662,871	$35,074,180
Shares issued to shareholders in payment of distributions declared	23,478	223,999	47,870	458,636
Shares redeemed	(2,154,091)	(20,542,941)	(8,954,954)	(85,759,877)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,766,257)	$(16,843,939)	(5,244,213)	$(50,227,061)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,154,423)	$(87,264,470)	(17,374,559)	$(165,262,985)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$5,891,531	$8,674,536

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$311,107
Unrealized depreciation	$605,935
Capital loss carryforward	$6,247,765

At August 31, 2005, the cost of investments for federal tax purposes was $186,009,898. The net unrealized depreciation of investments for federal tax purposes was $605,935. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $277,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $883,426.

At August 31, 2005, the Fund had a capital loss carryforward of $6,247,765 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,279,774
2009	$1,969,039
2012	$ 46,558
2013	$1,952,394

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, for federal income tax purposes, post October losses of $301,515 were deferred to September 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2005, the Adviser voluntarily waived $474,655 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2005, FSC voluntarily waived $61,694 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended August 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended August 31, 2005, FSSC voluntarily waived $555,520 of its fee. For the year ended August 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended August 31, 2005, were as follows:

Purchases	$4,034,221
Sales	$12,163,742

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED ADJUSTABLE RATE SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Adjustable Rate Securities Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Adjustable Rate Securities Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 10, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and TRUSTEE Began serving: May 1985	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: November 1998	Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

28996 (10/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $21,883

                  Fiscal year ended 2004 - $16,984

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $81

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,653 and $0
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $202,519

                  Fiscal year ended 2004 - $239,952

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        October 21, 2005

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer

Date        October 21, 2005